Right of Use Assets - Reconciliation of Changes of the Right of Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	$ 117	$ 126
Additions	5	5
Depreciation	(8)	(12)
Change in foreign exchange rates	6	(2)
Right-of-use assets, ending balance	120	117
Land
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	97	102
Additions	1	2
Depreciation	(5)	(5)
Change in foreign exchange rates	6	(2)
Right-of-use assets, ending balance	99	97
Buildings
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	12	15
Additions	3	2
Depreciation	(1)	(5)
Change in foreign exchange rates	0	0
Right-of-use assets, ending balance	14	12
Vehicles
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	3	2
Additions	1	1
Depreciation	(1)	0
Change in foreign exchange rates	0	0
Right-of-use assets, ending balance	3	3
Equipment
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	5	7
Additions	0	0
Depreciation	(1)	(2)
Change in foreign exchange rates	0	0
Right-of-use assets, ending balance	$ 4	$ 5